DISCONTINUED OPERATIONS (Narrative) (Details) $ in Thousands												12 Months Ended
	Oct. 06, 2016 USD ($) bed	Jul. 28, 2016 USD ($) building	Apr. 25, 2016 USD ($)	Feb. 09, 2016 USD ($)	Nov. 20, 2015 USD ($)	Oct. 30, 2015 USD ($)	Jul. 01, 2015 USD ($) bed	Jun. 11, 2015 USD ($) bed	May 15, 2015 USD ($)	Apr. 30, 2015 USD ($)	Apr. 29, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss												$ (13,428)	$ (4,892)
Proceeds from sale of property and equipment												18,370	$ 0
Interest rate of notes receivable (percent)	10.00%
Note Receivable, increase in stated interest rate (in percentage)	2.00%
Repayment of debt	$ 2,400									$ 6,500
Bentonville Purchaser | Bentonville
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of business							$ 3,400
Gain on sale of business									$ 300
Discontinued Operations, Disposed of by Sale | Gracewood Manor, LLC | Tulsa Companion Care PSA
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of business						$ 400					$ 3,500
Disposal group, consideration received						3,500
Gain on sale of business						$ 100
Discontinued Operations, Held-for-sale or Disposed of by Sale | Omega | Riverchase Village ADK LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business								$ 800
Number of units (beds) | bed								105
Aggregate purchase price					$ 6,900
Repayment of debt					$ 200
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of assets held for sale | building		1
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration received	55,000
Net loss												$ 900
Payments for deposits with other institutions	1,800
Proceeds from sale of property and equipment	$ 50,200
Arkansas
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of business				$ 300			$ 3,400
Capacity of skilled nursing facility (in numbers of bed) | bed							83
Roswell, Georgia
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of business		$ 200	$ 700
Gain on disposition of property plant equipment			$ 200
Fort Smith, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	129
Rogers, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	110
Stamps, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	104
Mountain View, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	97
Capacity of assisted living facility (in numbers of bed) | bed	32
North Little Rock, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	140
Little Rock Health & Rehabilitation | Little Rock, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	154
Woodland Hills Health & Rehabilitation | Little Rock, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	140
Cumberland H&R | Little Rock, Arkansas | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capacity of skilled nursing facility (in numbers of bed) | bed	120
Notes Receivable | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Financing receivable, Net	$ 3,000
Subordinated Debt | Purchaser of Arkansas Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Principal amount	6,000
Debt instrument, outstanding amount	$ 45,600